Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use assets.
Schedule of right-of-use assets

		Lands and	Plant and		Right-of-use	Lease
	Pipelines	buildings	equipment	Vehicles	assets	liabilities
Balance as of December 31, 2022	96,234	244,058	119,534	167,987	627,813	1,212,346
Additions	(31,998)	117,708	402,914	136,814	625,438	625,438
Amortization of the period	(25,234)	(58,019)	(84,161)	(130,407)	(297,821)	—
Remeasurements(1)	(7,031)	3,578	26,259	13,059	35,865	109,926
Impairment loss (Note 17)	—	(2,672)	(6,632)	(16,759)	(26,063)	—
Disposals	(11,958)	(10,899)	(10,369)	(2,861)	(36,087)	(64,232)
Finance cost	—	—	—	—	—	105,710
Repayment of borrowings (capital)	—	—	—	—	—	(458,404)
Payment of interests	—	—	—	—	—	(75,236)
Transfers	—	—	—	(20)	(20)	(13,842)
Exchange difference	(8,088)	(48,965)	(11,561)	(18,875)	(87,489)	(59,070)
Balance as of December 31, 2023	11,925	244,789	435,984	148,938	841,636	1,382,636
(1)	Corresponds mainly to updating rates and conditions in lease contracts.

		Lands and	Plant and		Right-of-use	Lease
	Pipelines	buildings	equipment	Vehicles	assets	liabilities
Balance as of December 31, 2021	77,019	199,070	121,384	99,205	496,678	1,165,099
Additions	40,642	100,070	71,013	142,346	354,071	354,071
Amortization of the period	(24,751)	(61,814)	(60,359)	(102,198)	(249,122)	—
Remeasurements (1)	(114)	(24,524)	7,505	16,779	(354)	18,644
Impairment loss (Note 17)	—	(1,244)	(4,042)	(5,499)	(10,785)	—
Disposals	(4,701)	(2,696)	(23,010)	(215)	(30,622)	(31,957)
Finance cost	—	—	—	—	—	70,250
Repayment of borrowings (capital)	—	—	—	—	—	(362,373)
Payment of interests	—	—	—	—	—	(72,182)
Transfers	(584)	(108)	595	(43)	(140)	(1,877)
Exchange difference	8,723	35,304	6,448	17,612	68,087	72,671
Balance as of December 31, 2022	96,234	244,058	119,534	167,987	627,813	1,212,346
(1)	Corresponds mainly to updating rates and conditions in lease contracts.